SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade payables	$ 1,113,658	$ 2,805,764
Other payables	648,926	358,789
Accruals	296,099	790,657
Total	$ 2,058,683	$ 3,955,210